UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               Form 13F COVER PAGE

    Report for the Calendar Year or Quarter Ended:     December 31    ,   1999
                                                     ----------------  ---------

         Check here if Amendment [ ]; Amendment Number:

                This Amendment (Check only one):

                            [   ] is a restatement.
                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

      Name:   Thomas W. Smith
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    Address:  323 Railroad Avenue   Greenwich        CT              06830
              -------------------   -------------------              -----
              (Street)              (City)      (State)              (Zip)

    Form 13F File Number:         28-1909

           The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
         Name:                 Thomas W. Smith
         Title:                Investment Manager
         Phone:                203-661-1200

Signature, Place, and Date of Signing:

         /s/ Thomas W. Smith
--------------------------------------------------------------------------------
[Signature]

         Greenwich, CT
--------------------------------------------------------------------------------
[City, State]

         February 14, 2000
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE.(Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT.(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE


   Report Summary:


      Number of Other Included Managers:                           1

      Form 13F Information Table Entry Total:                     45
                                                                 ----

      Form 13F Information Table Value Total:             $1,077,583 (thousands)
                                                          ----------------------



CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.



List of Other Included Managers:

No.              Form 13F File No.:                          Name:
01               28-3444                                     Thomas N. Tryforos






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                                                  FORM 13F INFORMATION TABLE

                                                        VALUE      SHARES/   SH/   PUT/   INVSTMT   OTHER       VOTING AUTHORITY
 NAME OF ISSUER          TITLE OF CLASS     CUSIP      (x$1000)    PRN AMT   PRN   CALL   DSCRETN  MANAGERS    SOLE   SHARED   NONE

POSITION A                    COM                         5264       113500  SH            SOLE               113500
POSITION A                    COM                        48790      1052070  SH            OTHER      01     1052070
POSITION B                    COM                         2292        86915  SH            SOLE                86915
POSITION B                    COM                        46338      1756900  SH            OTHER      01     1756900
POSITION D                    COM                          979        30470  SH            SOLE                30470
POSITION D                    COM                        35010      1089800  SH            OTHER      01     1089800
POSITION E                    COM                        12716      1338495  SH            OTHER      01     1338495
COPART, INC.                  COM        2172041061        585        13448  SH            SOLE                13448
COPART, INC.                  COM        2172041061      38872       893600  SH            OTHER      01      893600
CREDIT ACCEPTANCE CORP        COM        225310101        1697       460148  SH            SOLE               460148
CREDIT ACCEPTANCE CORP        COM        225310101       15057      4083370  SH            OTHER      01     4083370
CATALINA MARKETING            COM        148867104        4588        39640  SH            SOLE                39640
CATALINA MARKETING            COM        148867104       97624       843400  SH            OTHER      01      843400
CONCORD EFS                   COM        206189102       39243      1524009  SH            OTHER      01     1524009
CONSECO, INC.                 COM        208464107        4572       256676  SH            SOLE               256676
CONSECO, INC.                 COM        208464107       43249      2428028  SH            OTHER      01     2428028
CONSECO, INC.                 COM        208464107          30         7000  SH     CALL   OTHER      01
COUNTRYWIDE CREDIT IND. INC.  COM        2223721042       1585        62787  SH            SOLE                62787
FASTENAL CO.                  COM        3119001044        371         8263  SH            SOLE                 8263
FASTENAL CO.                  COM        3119001044      44767       996200  SH            OTHER      01      996200
FOREST LABORATORIES, INC.     COM        345838106       13436       218700  SH            SOLE               218700
FOREST LABORATORIES, INC.     COM        345838106       36482       593800  SH            OTHER      01      593800
INDYMAC MORTGAGE HOLDINGS     COM        4566071001       4002       313916  SH            OTHER      01      313916
IRON MOUNTAIN, INC.           COM        46284P104      45032      1145500   SH            OTHER      01     1145500
LIFE TECHNOLOGIES             COM        532177201          52         1220  SH            SOLE                 1220
LIFE TECHNOLOGIES             COM        532177201       32250       756600  SH            OTHER      01      756600
MACDERMID, INC.               COM        554273102         944        23000  SH            SOLE                23000
MACDERMID, INC.               COM        554273102       65869      1604108  SH            OTHER      01     1604108
MEDAPHIS CORP.                COM        584028104         304        36115  SH            SOLE                36115
MEDAPHIS CORP.                COM        584028104        4316       513476  SH            OTHER      01      513476
MEMBERWORKS INC.              COM        5860021070        906        27308  SH            SOLE                27308
MEMBERWORKS INC.              COM        5860021070      35003      1054700  SH            OTHER      01     1054700
PAXAR CORP.                   COM        704227107        1966       232964  SH            SOLE               232964
PAXAR CORP.                   COM        704227107       29847      3537464  SH            OTHER      01     3537464
PIERCE LEAHY CORP.            COM        720722107       13296       307432  SH            SOLE               307432
PIERCE LEAHY CORP.            COM        720722107       76181      1761400  SH            OTHER      01     1761400
PRE-PAID LEGAL SERVICES. INC. COM        7400651007       6788       282843  SH            SOLE               282843
PRE-PAID LEGAL SERVICES. INC. COM        7400651007      58439      2434950  SH            OTHER      01     2434950
SCOTTS COMPANY                COM        8101861065       3292        81777  SH            SOLE                81777
SEI INVESTMENTS               COM        784117103       23335       196064  SH            SOLE               196064
SEI INVESTMENTS               COM        784117103      171085      1437500  SH            OTHER      01     1437500
STATE STREET CORPORATION      COM        8574771031        495         6773  SH            SOLE                 6773
WALT DISNEY COMPANY           COM        2546871060        307        10497  SH            SOLE                10497
WORLD ACCEPTANCE CORP.        COM        981419104         516       107150  SH            SOLE               107150
WORLD ACCEPTANCE CORP.        COM        981419104        9811      2038600  SH            OTHER      01     2038600

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